Debt And Credit Facilities (Details) CAD / shares in Units, CAD in Millions, $ in Millions	1 Months Ended	3 Months Ended						12 Months Ended
	Sep. 30, 2016 CAD CAD / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD CAD / shares	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Feb. 28, 2018 CAD	Dec. 31, 2017 CAD	Nov. 30, 2017	Jun. 30, 2017 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Jun. 30, 2016 CAD	Feb. 05, 2016	Feb. 04, 2016
Disclosure of detailed information about borrowings [line items]
Commercial papers issued											CAD 2,136.0				CAD 1,273.0
Interest rate on notes		5.50%									5.50%			5.70%	5.70%
Borrowings excluding short term debt											CAD 13,443.0				CAD 16,157.0
Finance leases											1,319.0				1,134.0
Deferred financing costs											(44.0)				(40.0)
Current portion of longterm debt
Current finance leases											(71.0)				(54.0)
Current portion of long-term debt											(71.0)				(54.0)
Long-term Debt											CAD 13,372.0				16,103.0
Additional information
Credit facility repaid				$ 1,830.0		$ 600.0		CAD 3,283.0	CAD 1,693.0
Accrued interest | $						8.0
Realized Gain on Foreign Currency Hedges					CAD 62.0			62.0
Loss on extinguishment of long-term debt				25.0				CAD 113.0	CAD 99.0
Subsidiary debt
Additional information
Credit facility repaid							CAD 600.0
Accrued interest						8.0										CAD 10.0
Loss on extinguishment of long-term debt							99.0
Loss on debt extinguishment, net of tax							CAD 73.0
Debt repurchased | $						688.0
Book value																864.0
Subsidiary debt acquired						$ 751.0										CAD 973.0
Minimum
Additional information
Finance lease interest rate		2.9									2.9
Maximum
Additional information
Finance lease interest rate		16.5									16.5
Commercial paper
Disclosure of detailed information about borrowings [line items]
Commercial papers issued											CAD 2,136.0				CAD 1,273.0
Commercial paper | Increase in authorized borrowings
Disclosure of detailed information about borrowings [line items]
Commercial paper authorized to be issued										CAD 5,000.0
Commercial paper | Maximum
Disclosure of detailed information about borrowings [line items]
Commercial paper authorized to be issued											CAD 4,000.0
Commercial paper term								365 days
Commercial paper | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		1.56%									1.56%			0.97%	0.97%
Fixed Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings excluding short term debt											CAD 12,168.0				CAD 15,063.0
Notes 6.10 Percent Due 2018
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		6.10%									6.10%			6.10%	6.10%
Borrowings excluding short term debt		$ 1,250.0												$ 1,250.0	CAD 1,678.0
Notes 6.05 Percent Due 2018
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		6.05%									6.05%			6.05%	6.05%
Borrowings excluding short term debt		$ 600.0		1,250.0							CAD 771.0		CAD 1,700.0	$ 600.0	CAD 809.0
Additional information
Credit facility repaid		614.0	CAD 788.0	1,344.0	1,830.0
Accrued interest		$ 3.0		$ 31.0							CAD 4.0		CAD 42.0
5.80% Series 4 Medium Term Notes, due 2018
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		5.80%									5.80%			5.80%	5.80%
Borrowings excluding short term debt											CAD 700.0				CAD 700.0
Additional information
Credit facility repaid			715.0
Accrued interest											CAD 3.0
Loss on extinguishment of long-term debt			26.0		25.0
Loss on debt extinguishment, net of tax			CAD 18.0		CAD 10.0
Notes 7.75 Percent Due 2019
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		7.75%									7.75%			7.75%	7.75%		7.75%
Borrowings excluding short term debt		$ 223.0									CAD 288.0			$ 223.0	CAD 317.0
3.10% Series 5 Medium Term Notes, due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		3.10%									3.10%			3.10%	3.10%
Borrowings excluding short term debt											CAD 749.0				CAD 748.0
Debentures 9.25 Percent Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		9.25%									9.25%			9.25%	9.25%
Borrowings excluding short term debt		$ 300.0									CAD 406.0			$ 300.0	CAD 440.0
Notes 9.40 Percent Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		9.40%									9.40%			9.40%	9.40%
Borrowings excluding short term debt		$ 220.0									CAD 298.0			$ 220.0	CAD 325.0
Additional information
Revised debt coupon rate following ratings downgrade by Moodys																	9.40%	7.90%
Notes 4.50 Percent Due 2022
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		4.50%									4.50%			4.50%	4.50%		4.50%
Borrowings excluding short term debt		$ 182.0									CAD 212.0			$ 182.0	CAD 225.0
Notes 3.60 Percent Due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		3.60%									3.60%			3.60%	3.60%
Borrowings excluding short term debt		$ 750.0									CAD 936.0			$ 750.0	CAD 1,002.0
3.00% Series 5 Medium Term Notes, due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	3.00%	3.00%									3.00%			3.00%	3.00%
Borrowings excluding short term debt											CAD 698.0				CAD 698.0
Additional information
Senior notes issued	CAD 700.0
Debt instrument issue price | CAD / shares	CAD 99.751
Debt instrument effective yield percentage	3.029%
Debentures 7.875 Percent Due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		7.875%									7.875%			7.875%	7.875%
Borrowings excluding short term debt		$ 275.0									CAD 365.0			$ 275.0	CAD 391.0
Notes 8.20 Percent Due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		8.20%									8.20%			8.20%	8.20%		8.20%
Borrowings excluding short term debt		$ 59.0									CAD 81.0			$ 59.0	CAD 87.0
Debentures 7.00 Percent Due 2028
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		7.00%									7.00%			7.00%	7.00%
Borrowings excluding short term debt		$ 250.0									CAD 319.0			$ 250.0	CAD 342.0
Notes 7.15 Percent Due 2032
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		7.15%									7.15%			7.15%	7.15%
Borrowings excluding short term debt		$ 500.0									CAD 626.0			$ 500.0	CAD 670.0
Notes 5.35 Percent Due 2033
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		5.35%									5.35%			5.35%	5.35%
Borrowings excluding short term debt		$ 300.0									CAD 344.0			$ 300.0	CAD 368.0
Notes 5.95 Percent Due 2034
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		5.95%									5.95%			5.95%	5.95%
Borrowings excluding short term debt		$ 500.0									CAD 625.0			$ 500.0	CAD 669.0
Notes 5.95 Percent Due 2035
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		5.95%									5.95%			5.95%	5.95%
Borrowings excluding short term debt		$ 600.0									CAD 718.0			$ 600.0	CAD 769.0
5.39% Series 4 Medium Term Notes, due 2037
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		5.39%									5.39%			5.39%	5.39%
Borrowings excluding short term debt											CAD 599.0				CAD 599.0
Notes 6.50 Percent Due 2038
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		6.50%									6.50%			6.50%	6.50%
Borrowings excluding short term debt		$ 1,150.0									CAD 1,439.0			$ 1,150.0	CAD 1,540.0
Notes 6.80 Percent Due 2038
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		6.80%									6.80%			6.80%	6.80%
Borrowings excluding short term debt		$ 900.0									CAD 1,151.0			$ 900.0	CAD 1,231.0
Notes 6.85 Percent Due 2039
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		6.85%									6.85%			6.85%	6.85%
Borrowings excluding short term debt		$ 750.0									CAD 938.0			$ 750.0	CAD 1,004.0
Notes 6.00 Percent Due 2042
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		6.00%									6.00%			6.00%	6.00%		6.00%
Borrowings excluding short term debt		$ 152.0									CAD 140.0			$ 152.0	CAD 151.0
Notes 4.00 Percent Due 2047
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		4.00%									4.00%			4.00%	4.00%
Borrowings excluding short term debt		$ 750.0									CAD 936.0			$ 750.0
Additional information
Senior notes issued | $		$ 750.0
Debt instrument issue price | CAD / shares			CAD 99.498
Debt instrument effective yield percentage		4.029%									4.029%	4.029%
4.34% Series 5 Medium Term Notes, due 2046
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	4.34%	4.34%									4.34%			4.34%	4.34%
Borrowings excluding short term debt											CAD 300.0				CAD 300.0
Additional information
Senior notes issued	CAD 300.0
Debt instrument issue price | CAD / shares	CAD 99.900
Debt instrument effective yield percentage	4.346%